Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 188,089		¥ 210,853
Balance of users' virtual accounts	138,926		136,757
Payable for advertisement	119,635		135,569
Accrued professional services and related service fee	49,489		54,833
Other tax payables	49,136		48,752
VAT payable	24,932		16,333
Payable for repurchase of subsidiary's share options	11,729		25,604
Contingent loss liability (Note 18)	0		92,881
Others	48,681		75,922
Total	¥ 630,617	$ 88,821	¥ 797,504